Leases - Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 50.8		$ 0.0
Lease liabilities	43.5	$ 41.8
Current lease liabilities	15.5	18.7
Non-current lease liabilities	28.0	$ 23.1
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	19.6
2 - 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	20.0
4 - 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	9.6
After 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 1.6